Derivatives - Income (Loss) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Derivative [Line Items]
Change in fair value of contract derivatives, net	$ 638	$ (662)	$ 1,435
Realized gains on contract derivatives, net	2,866	2,992	103
Contract Derivative 1
Derivative [Line Items]
Change in fair value of contract derivatives, net	573	(932)	1,435
Realized gains on contract derivatives, net	2,789	2,950	$ 103
Contract Derivative 2
Derivative [Line Items]
Change in fair value of contract derivatives, net	65	270
Realized gains on contract derivatives, net	$ 77	$ 42